Preferred Stock	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Preferred Stock

The Company’s Board of Directors has authorized 10,000,000 million shares of preferred stock with a par value of $0.01 to be issued in series with terms and conditions to be determined by the Board of Directors. The Company has designated 400,000 shares of Series A convertible preferred stock; 1,000,000 shares of Series B convertible preferred stock; 500,000 shares of Series C convertible preferred stock; and 1,100,000 shares of Series D convertible preferred stock. The Series A through D convertible preferred stock rank senior to the common stock as to dividends and liquidation. Each share of Series A through D convertible preferred stock is convertible into one share of common stock, except in specified circumstances as defined by the Company’s Certificate of Incorporation, and is automatically converted into common stock upon the occurrence of an initial public offering that meets certain criteria. No dividend or distribution may be paid on any shares of the Company’s common stock unless an equivalent dividend or distribution is paid on the Series A through D convertible preferred stock.